Discontinued Operations (Notes)	12 Months Ended
Sep. 30, 2015
Assets and Liabilities Held for Sale [Abstract]
Discontinued Operations
DISCONTINUED OPERATIONS

In the second quarter of fiscal 2015, the Company completed the sale of its interests in two GWS joint ventures to Brookfield Asset Management, Inc. On March 31, 2015, the Company announced that it had reached a definitive agreement to sell the remainder of the GWS business to CBRE Group Inc., subject to regulatory and other approvals. The sale closed on September 1, 2015. The agreement includes a 10-year strategic relationship between the Company and CBRE. The Company will be the preferred provider of HVAC equipment, building automation systems and related services to the portfolio of real estate and corporate facilities managed globally by CBRE and GWS. The Company also engages GWS for facility management services. The annual cash flows resulting from these activities with the legacy GWS business are not expected to be significant.

At March 31, 2015, the Company determined that its GWS segment met the criteria to be classified as a discontinued operation, which required retrospective application to financial information for all periods presented. The Company did not allocate any general corporate overhead to discontinued operations. The assets and liabilities of the GWS segment were reflected as held for sale in the consolidated statements of financial position at September 30, 2014.

The following table summarizes the results of GWS, reclassified as discontinued operations for the fiscal years ended September 30, 2015, 2014 and 2013 (in millions):

	Year Ended September 30,
	2015	2014	2013

Net sales	$3,025	$4,079	$4,265

Income from discontinued operations before income taxes	1,203	119	119
Provision for income taxes on discontinued operations	1,075	75	22
Income from discontinued operations attributable to noncontrolling interests, net of tax	4	15	12
Income from discontinued operations, net of tax	$124	$29	$85

For the fiscal year ended September 30, 2015, the income from discontinued operations before income taxes included a $940 million gain on divestiture for the remainder of the GWS business, a $200 million gain on divestiture of the Company's interest in two GWS joint ventures and current year transaction costs of $87 million. For the fiscal year ended September 30, 2014, the income from discontinued operations before income taxes included a $25 million charge related to the indemnification of certain costs associated with a divested GWS business in 2004.

The effective tax rate is different than the U.S. statutory rate for fiscal 2015 primarily due to $680 million tax expense for repatriation of cash and other tax reserves, and the tax consequences of the sale of the GWS joint ventures ($73 million) and the remaining business ($297 million).
The effective tax rate is different than the U.S. statutory rate for fiscal 2014 primarily due to a tax charge of $35 million related to the change in the Company's assertion over reinvestment of foreign undistributed earnings as well as a non-benefited loss related to the indemnification of certain costs associated with a divested business in 2004, partially offset by foreign tax rate differentials.
The effective rate is different than the U.S. statutory rate for fiscal 2013 primarily due foreign tax rate differentials.
In the fourth quarter of fiscal 2013, the Company completed the sale of its Automotive Experience Electronics' HomeLink® product line to Gentex Corporation. In the second quarter of fiscal 2014, the Company announced that it had reached a definitive agreement to sell the remainder of the Automotive Experience Electronics business to Visteon Corporation, subject to regulatory and other approvals. The sale closed on July 1, 2014. At March 31, 2014, the Company determined that the Automotive Experience Electronics segment met the criteria to be classified as a discontinued operation, which required retrospective application to financial information for all periods presented. The Company did not allocate any general corporate overhead to discontinued operations.

There were no amounts related to the Automotive Experience Electronics business classified as discontinued operations for the fiscal year ended September 30, 2015. The following table summarizes the results of the Automotive Experience Electronics business, classified as discontinued operations for the fiscal years ended September 30, 2014 and 2013 (in millions):

	Year Ended September 30,
	2014	2013

Net sales	$1,027	$1,320

Income (loss) from discontinued operations before income taxes	(8)	578
Provision for income taxes on discontinued operations	202	472
Income from discontinued operations attributable to noncontrolling interests, net of tax	8	5
Income (loss) from discontinued operations, net of tax	$(218)	$101

For the year ended September 30, 2014, the discontinued operations before income taxes included divestiture-related losses of $80 million comprised of asset and investment impairment charges of $43 million, transaction costs of $27 million and severance obligations of $10 million. For the year ended September 30, 2013, the discontinued operations before income taxes included a $476 million gain on divestiture of the HomeLink® product line net of transaction costs, and $28 million of restructuring costs.

For the year ended September 30, 2014, the Company's effective tax rate for discontinued operations was different than the U.S. federal statutory rate primarily due to a second quarter discrete non-cash tax charge of $180 million related to the repatriation of foreign cash associated with the divestiture of the Electronics business and unbenefited foreign losses. For the year ended September 30, 2013, the Company's effective tax rate for discontinued operations was different than the U.S. federal statutory rate primarily due to the tax consequences of the sale of the HomeLink® product line, the change in our assertion over reinvestment of foreign undistributed earnings and unbenefited foreign losses.

Assets and Liabilities Held for Sale

The Company has determined that certain of its businesses met the criteria to be classified as held for sale. In April 2015, the Company signed an agreement formally establishing the previously announced automotive interiors joint venture with Yanfeng Automotive Trim Systems. The formation of the joint venture closed on July 2, 2015. The assets and liabilities to be contributed to the joint venture were classified as held for sale beginning in the third quarter of fiscal 2014. At March 31, 2015, the Company determined certain product lines of the Automotive Experience Interiors segment which will not be contributed to the aforementioned automotive interiors joint venture also met the criteria to be classified as held for sale. As a result, a majority of the Automotive Experience Interiors business met the criteria to be classified as held for sale.

At September 30, 2015, $55 million of assets and $42 million of liabilities related to certain product lines of the Automotive Experience Interiors segment which were not contributed to the automotive interiors joint venture were classified as held for sale. This divestiture could result in a gain or loss on sale to the extent the ultimate selling price differs from the carrying value of the net assets recorded. The Interiors businesses classified as held for sale do not meet the criteria to be classified as a discontinued operation at September 30, 2015 primarily due to the Company's continuing involvement in these operations following the divestiture.

The following table summarizes the carrying value of the Interiors and GWS assets and liabilities held for sale at September 30, 2014 (in millions):

	September 30, 2014
		Global Workplace
	Interiors	Solutions	Total

Cash and cash equivalents	$—	$20	$20
Accounts receivable - net	596	723	1,319
Inventories	209	9	218
Other current assets	174	57	231
Property, plant and equipment - net	496	34	530
Goodwill	12	253	265
Other intangible assets - net	4	35	39
Investments in partially-owned affiliates	83	—	83
Other noncurrent assets	35	47	82
Assets held for sale	$1,609	$1,178	$2,787

Short-term debt	$—	$3	$3
Accounts payable	655	591	1,246
Accrued compensation and benefits	24	128	152
Other current liabilities	154	246	400
Liabilities held for sale	$833	$968	$1,801